Condensed financial information of the Company - Condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Condensed statements of comprehensive income
Net income	$ 3,498,005	$ 9,975,225	$ 8,675,058	$ 6,009,968
Total comprehensive income	5,886,311	8,863,016	7,939,866	6,732,603
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net income	3,498,005	9,975,225	8,675,058	6,009,968
Other comprehensive income (loss)	2,388,306	(1,112,209)	(735,192)	722,635
Total comprehensive income	$ 5,886,311	$ 8,863,016	$ 7,939,866	$ 6,732,603